UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Mid Cap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Mid Cap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 12/31/05

Item 1 - Report to Stockholders

Mid Cap Index Series

Annual Report, December 31, 2005

A Discussion With Your Fund's Portfolio Managers

Amid a volatile investing environment, Mid Cap Index Series managed to match the return of the Standard & Poor's (S&P) MidCap 400 Index for the year.

How did the portfolio perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended December 31, 2005, Mid Cap Index Series had a net total return of +12.56% (master level). For the same period, the benchmark S&P MidCap 400 Index also returned +12.56%.

As the returns indicate, the Series met its objective of closely tracking the performance of the S&P MidCap 400 Index, a market-weighted index composed of 400 common stocks issued by mid-capitalization companies in a wide range of businesses. As the value of the S&P MidCap 400 fluctuated during the past 12 months, the portfolio's performance generally tracked that of the Index.

The U.S. equity markets exhibited substantial volatility over the 12-month period, moving sideways for much of the year. The period got off to a rough start after a very strong fourth quarter of 2004. Economically sensitive and small-capitalization stocks fared the worst out of the gate. January 2005 was characterized by mixed economic data, higher interest rates, disappointing corporate earnings reports and climbing oil prices. In

February, the market reversed course and performed well, even as productivity growth slowed and oil prices continued to climb. By March, however, stock prices resumed their downward slide, hurt by a combination of a worse-than-expected trade deficit, mixed economic news, continued-high oil prices and rising interest rates.

In April, retail sales, payroll data, and consumer and business sentiment weakened. For most of the month, equity markets were dogged by continuing inflationary concerns, particularly as the price of oil climbed above $57 per barrel. The month closed with the release of March data indicating a particularly large jump in the Consumer Price Index, worrying investors concerned about the prospect of higher interest rates. May brought the announcement of slower-than-expected economic growth (with 3.1% gross domestic product growth in the first quarter). But despite concerns about slower economic activity, decelerating corporate profit growth and high oil prices, first-quarter earnings reports remained strong, leading to a stock market rally. June, however, brought a slowdown in the equity market as further worries about a slower economy dampened markets.

July was an impressive month for equity performance. The market was able to overcome the drag provided by a strong dollar, higher energy prices and a major terrorist attack in London. That attack caused an immediate 4% drop in the S&P 500 Index. However, investors quickly rebounded, and the market losses were recovered only one day later. August brought another reversal, as higher oil prices continued to engender fears of economic weakness. In the aftermath of Hurricane Katrina, the price of oil reached $70 per barrel. The market turned slightly positive in September as improved profits in the energy sector offset weakness in the retail, transportation, tourism and insurance sectors.

Stock prices slid again in October amid continued signs of a slower economy and renewed concerns about inflation. Despite economic growth of 4.1% for the third quarter of 2005, short-term interest rates rose, oil prices remained historically high and consumer confidence declined. In November, equities were resilient in the face of further interest rate hikes, high energy prices and the strength of the U.S. dollar, which cut into the profits of domestic companies that do business internationally. Stock values rebounded as companies' strong productivity and high profit margins led to solid earnings growth, and as oil prices fell to the mid-$50 per barrel range. After nearly six weeks of stock market gains, equity performance was uninspiring in December, with thin trading volumes causing volatile movements in stock prices. Compounding the mixed results and leaving investors uncertain about the direction of the economy in 2006 was the fact that the yield curve inverted at the end of December. That is, long-term bond yields fell below short-term yields, historically a harbinger of an economic downturn.

For the 12-month period, mid-cap stocks outperformed both large-cap and small-cap stocks. The S&P MidCap 400's return of +12.56% outpaced the +4.91% return of the large-cap S&P 500 Index and the +7.68% return of the S&P SmallCap 600 Index.

As expected, interest rates moved considerably during the period as the yield curve flattened and, ultimately, inverted at the close of 2005. The Federal Reserve Board continued its "measured" pace of monetary tightening by raising the federal funds rate in 25 basis point increments eight times in 2005. This brought the target short-term interest rate to 4.25% by year-end.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the S&P MidCap 400 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

The S&P MidCap 400 Index transitioned to a "free-float" or "float-adjusted" methodology for calculating market capitalization. This transition occurred in two phases, which took place first in March and then in September. With the change, only the shares of company stock that are readily available in the public market are used to calculate a company's market capitalization. Float adjustment excludes shares that are closely held by other publicly traded companies, control groups (majority shareholders retaining their majority) or government agencies. Accordingly, the number of shares used to make Index calculations reflect only those shares that actually are available to investors, not all of a company's outstanding shares. The value of a float-adjusted index more accurately reflects the combined market value of companies available for public trading. To maintain a tight tracking to the benchmark, we adjusted the portfolio to be in line with the revised composition of the Index.

How would you characterize the portfolio's position at the close of the period?

After several years of above-average growth, the economy and corporate earnings are likely to slow in 2006. Against this backdrop, the portfolio remains positioned to match the risk characteristics of its benchmark, whatever direction the market takes.

Vincent J. Costa, CFA
Vice President and Co-Portfolio Manager

Debra L. Jelilian
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

January 9, 2006

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.7%                            4,199    Alliant Techsystems, Inc. (a)                           $    319,838
                                                     14,984    Precision Castparts Corp.                                    776,321
                                                        881    Sequa Corp. Class A (a)                                       60,833
                                                                                                                       ------------
                                                                                                                          1,156,992
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.0%                       19,396    CH Robinson Worldwide, Inc.                                  718,234
                                                     11,907    Expeditors International Washington, Inc.                    803,842
                                                                                                                       ------------
                                                                                                                          1,522,076
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                                      10,100    Airtran Holdings, Inc. (a)                                   161,903
                                                      4,124    Alaska Air Group, Inc. (a)                                   147,309
                                                     16,163    JetBlue Airways Corp. (a)(b)                                 248,579
                                                                                                                       ------------
                                                                                                                            557,791
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.8%                                8,045    ArvinMeritor, Inc.                                           115,767
                                                      1,540    Bandag, Inc.                                                  65,712
                                                      6,205    BorgWarner, Inc.                                             376,209
                                                     18,127    Gentex Corp.                                                 353,477
                                                      7,701    Lear Corp.                                                   219,170
                                                      4,121    Modine Manufacturing Co.                                     134,303
                                                                                                                       ------------
                                                                                                                          1,264,638
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                                    3,962    Thor Industries, Inc.                                        158,757
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                                      7,407    PepsiAmericas, Inc.                                          172,287
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.9%                                  6,600    Affymetrix, Inc. (a)                                         315,150
                                                      6,780    Cephalon, Inc. (a)(b)                                        438,937
                                                      8,074    Charles River Laboratories International, Inc. (a)           342,095
                                                      6,025    Invitrogen Corp. (a)                                         401,506
                                                      3,575    Martek Biosciences Corp. (a)(b)                               87,981
                                                     35,652    Millennium Pharmaceuticals, Inc. (a)                         345,824
                                                     12,988    Protein Design Labs, Inc. (a)                                369,119
                                                      4,325    Techne Corp. (a)                                             242,849
                                                     11,504    Vertex Pharmaceuticals, Inc. (a)                             318,316
                                                                                                                       ------------
                                                                                                                          2,861,777
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.5%                                8,492    AG Edwards, Inc.                                             397,935
                                                     14,985    Eaton Vance Corp.                                            409,990
                                                      7,451    Investors Financial Services Corp.                           274,420
                                                      5,686    Jefferies Group, Inc. New Shares                             255,756
                                                      6,238    LaBranche & Co., Inc. (a)                                     63,066
                                                     14,036    Legg Mason, Inc.                                           1,679,969
                                                      6,636    Raymond James Financial, Inc.                                249,978
                                                      7,326    SEI Investments Co.                                          271,062
                                                      9,051    Waddell & Reed Financial, Inc. Class A                       189,799
                                                                                                                       ------------
                                                                                                                          3,791,975
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.4%                                      7,686    Airgas, Inc.                                                 252,869
                                                      4,481    Albemarle Corp.                                              171,846
                                                      6,811    Cabot Corp.                                                  243,834
                                                     27,393    Chemtura Corp.                                               347,891
                                                      4,489    Cytec Industries, Inc.                                       213,811
                                                      4,262    FMC Corp. (a)                                                226,611
                                                      5,081    Ferro Corp.                                                   95,320
                                                      7,449    Lubrizol Corp.                                               323,510
                                                     23,548    Lyondell Chemical Co.                                        560,913
                                                      2,587    Minerals Technologies, Inc.                                  144,587
                                                      8,048    Olin Corp.                                                   158,385
                                                     13,524    RPM International, Inc.                                      234,912
                                                      5,066    The Scotts Miracle-Gro Co.                                   229,186
                                                      5,024    Sensient Technologies Corp.                                   89,930
                                                     10,836    Valspar Corp.                                                267,324
                                                                                                                       ------------
                                                                                                                          3,560,929

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.2%                              16,026    Associated Banc-Corp.                                   $    521,646
                                                      5,531    Bank of Hawaii Corp.                                         285,068
                                                      6,700    Cathay General Bancorp                                       240,798
                                                      4,587    City National Corp.                                          332,282
                                                     17,800    The Colonial BancGroup, Inc.                                 423,996
                                                     20,334    Commerce Bancorp, Inc. (b)                                   699,693
                                                      5,202    Cullen/Frost Bankers, Inc.                                   279,243
                                                      9,629    FirstMerit Corp.                                             249,487
                                                      5,508    Greater Bay Bancorp                                          141,115
                                                      9,355    Mercantile Bankshares Corp.                                  527,996
                                                      3,850    SVB Financial Group (a)                                      180,334
                                                     12,365    TCF Financial Corp.                                          335,586
                                                      5,000    Texas Regional Bancshares, Inc. Class A                      141,500
                                                      3,764    Westamerica Bancorporation                                   199,755
                                                      7,783    Wilmington Trust Corp.                                       302,837
                                                                                                                       ------------
                                                                                                                          4,861,336
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 3.2%                10,275    Adesa, Inc.                                                  250,915
                                                      2,546    Banta Corp.                                                  126,791
                                                      6,761    The Brink's Co.                                              323,919
                                                     10,370    ChoicePoint, Inc. (a)                                        461,569
                                                      7,888    Copart, Inc. (a)                                             181,897
                                                      4,625    Corporate Executive Board Co.                                414,863
                                                      5,814    Deluxe Corp.                                                 175,234
                                                      7,764    Dun & Bradstreet Corp. (a)                                   519,877
                                                      6,318    HNI Corp.                                                    347,048
                                                      7,542    Herman Miller, Inc.                                          212,609
                                                      2,481    Kelly Services, Inc. Class A                                  65,052
                                                      4,739    Korn/Ferry International (a)                                  88,572
                                                      9,998    Manpower, Inc.                                               464,907
                                                      3,500    Mine Safety Appliances Co.                                   126,735
                                                      6,100    Navigant Consulting, Inc. (a)                                134,078
                                                     13,644    Republic Services, Inc. Class A                              512,332
                                                      3,706    Rollins, Inc.                                                 73,045
                                                      4,955    Stericycle, Inc. (a)                                         291,750
                                                                                                                       ------------
                                                                                                                          4,771,193
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.5%                      42,981    3Com Corp. (a)                                               154,732
                                                      7,757    Adtran, Inc.                                                 230,693
                                                      5,583    Avocent Corp. (a)                                            151,802
                                                      6,400    CommScope, Inc. (a)                                          128,832
                                                      4,602    Dycom Industries, Inc. (a)                                   101,244
                                                         12    Enterasys Networks, Inc. (a)                                     159
                                                      4,275    F5 Networks, Inc. (a)                                        244,487
                                                     15,139    Harris Corp.                                                 651,128
                                                      5,318    Plantronics, Inc.                                            150,499
                                                     11,182    Polycom, Inc. (a)                                            171,085
                                                     11,893    Powerwave Technologies, Inc. (a)                             149,495
                                                     12,188    Utstarcom, Inc. (a)(b)                                        98,235
                                                                                                                       ------------
                                                                                                                          2,232,391
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.6%                        7,724    Diebold, Inc.                                                293,512
                                                      3,699    Imation Corp.                                                170,413
                                                     18,463    McData Corp. (a)                                              70,159
                                                     21,397    Sandisk Corp. (a)                                          1,344,160
                                                     24,600    Western Digital Corp. (a)                                    457,806
                                                                                                                       ------------
                                                                                                                          2,336,050
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.5%                     3,781    Granite Construction, Inc.                                   135,776
                                                      6,561    Jacobs Engineering Group, Inc. (a)                           445,295
                                                     13,383    Quanta Services, Inc. (a)                                    176,254
                                                                                                                       ------------
                                                                                                                            757,325

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.3%                         5,283    Martin Marietta Materials, Inc.                         $    405,312
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%                              16,006    AmeriCredit Corp. (a)                                        410,234
                                                      9,700    MoneyGram International, Inc.                                252,976
                                                                                                                       ------------
                                                                                                                            663,210
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.4%                         6,081    Longview Fibre Co.                                           126,546
                                                      7,588    Packaging Corp. of America                                   174,145
                                                     11,420    Sonoco Products Co.                                          335,748
                                                                                                                       ------------
                                                                                                                            636,439
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 1.2%                 11,348    Career Education Corp. (a)                                   382,655
                                                     10,538    Corinthian Colleges, Inc. (a)                                124,138
                                                      6,574    DeVry, Inc. (a)                                              131,480
                                                      7,591    Education Management Corp. (a)                               254,374
                                                      4,324    ITT Educational Services, Inc. (a)                           255,592
                                                      5,764    Laureate Education, Inc. (a)                                 302,668
                                                      5,162    Regis Corp.                                                  199,098
                                                      5,375    Sotheby's Holdings Inc. Class A (a)                           98,685
                                                                                                                       ------------
                                                                                                                          1,748,690
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.3%                 9,517    Leucadia National Corp.                                      451,677
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%        28,539    Cincinnati Bell, Inc. (a)                                    100,172
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.6%                            14,399    DPL, Inc.                                                    374,518
                                                      8,404    Duquesne Light Holdings, Inc.                                137,153
                                                      8,186    Great Plains Energy, Inc.                                    228,881
                                                      8,876    Hawaiian Electric Industries, Inc.                           229,888
                                                      4,618    IDACORP, Inc.                                                135,307
                                                     16,716    Northeast Utilities                                          329,138
                                                     21,658    Pepco Holdings, Inc.                                         484,489
                                                     20,538    Sierra Pacific Resources (a)                                 267,816
                                                     10,123    Westar Energy, Inc.                                          217,645
                                                                                                                       ------------
                                                                                                                          2,404,835
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.6%                           8,018    Ametek, Inc.                                                 341,086
                                                      6,980    Hubbell, Inc. Class B                                        314,938
                                                      6,027    Thomas & Betts Corp. (a)                                     252,893
                                                                                                                       ------------
                                                                                                                            908,917
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 2.0%            10,300    Amphenol Corp. Class A                                       455,878
                                                     13,713    Arrow Electronics, Inc. (a)                                  439,227
                                                     16,813    Avnet, Inc. (a)                                              402,503
                                                      7,157    CDW Corp.                                                    412,028
                                                     14,400    Ingram Micro, Inc. Class A (a)                               286,992
                                                     10,383    Kemet Corp. (a)                                               73,408
                                                      6,386    National Instruments Corp.                                   204,671
                                                      4,881    Newport Corp. (a)                                             66,089
                                                      4,846    Plexus Corp. (a)                                             110,198
                                                      6,470    Tech Data Corp. (a)                                          256,730
                                                     21,310    Vishay Intertechnology, Inc. (a)                             293,226
                                                                                                                       ------------
                                                                                                                          3,000,950
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.4%                   12,748    Cooper Cameron Corp. (a)                                     527,767
                                                     17,472    ENSCO International, Inc.                                    774,883
                                                      7,938    FMC Technologies, Inc. (a)                                   340,699
                                                     14,785    Grant Prideco, Inc. (a)                                      652,314
                                                     10,846    Hanover Compressor Co. (a)                                   153,037
                                                      5,911    Helmerich & Payne, Inc.                                      365,950
                                                     19,687    Patterson-UTI Energy, Inc.                                   648,687
                                                     17,867    Pride International, Inc. (a)                                549,410
                                                     22,971    Smith International, Inc.                                    852,454
                                                      7,001    Tidewater, Inc.                                              311,264
                                                                                                                       ------------
                                                                                                                          5,176,465

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.6%                       8,145    BJ's Wholesale Club, Inc. (a)                           $    240,766
                                                      4,240    Ruddick Corp.                                                 90,227
                                                      7,964    Whole Foods Market, Inc.                                     616,334
                                                                                                                       ------------
                                                                                                                            947,327
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%                                 15,223    Dean Foods Co. (a)                                           573,298
                                                      8,379    Hormel Foods Corp.                                           273,826
                                                      6,320    The J.M. Smucker Co.                                         278,080
                                                      2,961    Lancaster Colony Corp.                                       109,705
                                                     11,500    Smithfield Foods, Inc. (a)                                   351,900
                                                      3,173    Tootsie Roll Industries, Inc.                                 91,795
                                                                                                                       ------------
                                                                                                                          1,678,604
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.5%                                  8,918    AGL Resources, Inc.                                          310,435
                                                     13,715    Equitable Resources, Inc.                                    503,203
                                                      9,508    National Fuel Gas Co.                                        296,555
                                                     10,682    Oneok, Inc.                                                  284,462
                                                      9,855    Questar Corp.                                                746,024
                                                      5,748    WGL Holdings, Inc.                                           172,785
                                                                                                                       ------------
                                                                                                                          2,313,464
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.9%               7,469    Advanced Medical Optics, Inc. (a)                            312,204
                                                      6,833    Beckman Coulter, Inc.                                        388,798
                                                     13,094    Cytyc Corp. (a)                                              369,644
                                                      8,805    Dentsply International, Inc.                                 472,740
                                                      6,895    Edwards Lifesciences Corp. (a)                               286,901
                                                      5,775    Gen-Probe, Inc. (a)                                          281,762
                                                      7,055    Hillenbrand Industries, Inc.                                 348,588
                                                      4,225    Inamed Corp. (a)                                             370,448
                                                      4,025    Intuitive Surgical, Inc. (a)                                 472,012
                                                      7,294    Steris Corp.                                                 182,496
                                                      3,721    Varian, Inc. (a)                                             148,059
                                                     15,303    Varian Medical Systems, Inc. (a)                             770,353
                                                                                                                       ------------
                                                                                                                          4,404,005
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 3.2%               5,742    Apria Healthcare Group, Inc. (a)                             138,440
                                                     10,206    Community Health Systems, Inc. (a)                           391,298
                                                      6,918    Covance, Inc. (a)                                            335,869
                                                     13,063    Health Net, Inc. (a)                                         673,398
                                                      9,978    Henry Schein, Inc. (a)                                       435,440
                                                      6,533    LifePoint Hospitals, Inc. (a)                                244,988
                                                     11,313    Lincare Holdings, Inc. (a)                                   474,128
                                                     13,750    Omnicare, Inc.                                               786,775
                                                      7,887    Renal Care Group, Inc. (a)                                   373,134
                                                      9,945    Triad Hospitals, Inc. (a)                                    390,179
                                                      6,277    Universal Health Services, Inc. Class B                      293,387
                                                      9,550    VCA Antech, Inc. (a)                                         269,310
                                                                                                                       ------------
                                                                                                                          4,806,346
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.7%                  9,001    Applebees International, Inc.                                203,332
                                                      3,655    Bob Evans Farms, Inc.                                         84,284
                                                      4,720    Boyd Gaming Corp.                                            224,955
                                                     10,457    Brinker International, Inc.                                  404,268
                                                      5,245    CBRL Group, Inc.                                             184,362
                                                      8,932    The Cheesecake Factory, Inc. (a)                             333,967
                                                     14,540    GTECH Holdings Corp.                                         461,500
                                                      4,064    International Speedway Corp. Class A                         194,666
                                                      7,349    Outback Steakhouse, Inc.                                     305,792
                                                      7,443    Ruby Tuesday, Inc.                                           192,699
                                                                                                                       ------------
                                                                                                                          2,589,825

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 2.1%                             7,182    American Greetings Class A                              $    157,788
                                                      4,850    Beazer Homes USA, Inc.                                       353,274
                                                      2,824    Blyth, Inc.                                                   59,163
                                                      5,401    Furniture Brands International, Inc.                         120,604
                                                      7,470    Harman International Industries, Inc.                        730,940
                                                      4,233    Hovnanian Enterprises, Inc. Class A (a)                      210,126
                                                      5,930    Mohawk Industries, Inc. (a)                                  515,791
                                                      5,417    Ryland Group, Inc.                                           390,728
                                                     13,577    Toll Brothers, Inc. (a)                                      470,307
                                                      6,045    Tupperware Corp.                                             135,408
                                                                                                                       ------------
                                                                                                                          3,144,129
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.4%                             7,343    Church & Dwight Co., Inc.                                    242,539
                                                      7,320    Energizer Holdings, Inc. (a)                                 364,463
                                                                                                                       ------------
                                                                                                                            607,002
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.5%                                    8,999    Acxiom Corp.                                                 206,977
                                                      7,881    Alliance Data Systems Corp. (a)                              280,564
                                                      3,625    Anteon International Corp. (a)                               197,019
                                                     13,891    The BISYS Group, Inc. (a)                                    194,613
                                                      5,558    CSG Systems International Inc. (a)                           124,055
                                                     16,925    Ceridian Corp. (a)                                           420,586
                                                      6,949    Certegy, Inc.                                                281,851
                                                     10,454    CheckFree Corp. (a)                                          479,839
                                                     15,616    Cognizant Technology Solutions Corp. (a)                     786,266
                                                      6,857    DST Systems, Inc. (a)                                        410,803
                                                      6,927    Gartner, Inc. Class A (a)                                     89,358
                                                     11,588    MPS Group, Inc. (a)                                          158,408
                                                      3,900    SRA International, Inc. Class A (a)                          119,106
                                                                                                                       ------------
                                                                                                                          3,749,445
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers                           3,574    Black Hills Corp.                                            123,696
& Energy Traders - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.4%                       3,421    Carlisle Cos., Inc.                                          236,562
                                                      4,652    Teleflex, Inc.                                               302,287
                                                                                                                       ------------
                                                                                                                            538,849
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.2%                                      4,293    AmerUs Group Co.                                             243,284
                                                      5,483    American Financial Group, Inc.                               210,054
                                                     10,461    Arthur J. Gallagher & Co.                                    323,036
                                                     12,710    Brown & Brown, Inc.                                          388,163
                                                      7,230    Everest Re Group Ltd.                                        725,530
                                                     20,027    Fidelity National Financial, Inc.                            736,793
                                                     10,529    First American Corp.                                         476,964
                                                     12,199    HCC Insurance Holdings, Inc.                                 362,066
                                                      6,030    The Hanover Insurance Group, Inc.                            251,873
                                                      4,200    Horace Mann Educators Corp.                                   79,632
                                                      3,850    Mercury General Corp.                                        224,147
                                                      7,562    Ohio Casualty Corp.                                          214,156
                                                     21,041    Old Republic International Corp.                             552,537
                                                      8,270    Protective Life Corp.                                        361,978
                                                      6,362    Stancorp Financial Group, Inc.                               317,782
                                                      5,264    Unitrin, Inc.                                                237,143
                                                     12,811    W.R. Berkley Corp.                                           610,060
                                                                                                                       ------------
                                                                                                                          6,315,198
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%                   7,710    Callaway Golf Co.                                            106,706
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.5%                                     10,405    AGCO Corp. (a)                                               172,411
                                                      5,791    Crane Co.                                                    204,249
                                                      7,905    Donaldson Co., Inc.                                          251,379
                                                      5,900    Federal Signal Corp.                                          88,559
                                                      6,314    Flowserve Corp. (a)                                          249,782

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      7,883    Graco, Inc.                                             $    287,572
                                                      4,862    Harsco Corp.                                                 328,234
                                                     14,062    Joy Global, Inc.                                             562,480
                                                      4,400    Kennametal, Inc.                                             224,576
                                                      3,499    Nordson Corp.                                                141,744
                                                     11,254    Pentair, Inc.                                                388,488
                                                      7,280    SPX Corp.                                                    333,206
                                                      2,402    Tecumseh Products Co. Class A                                 55,030
                                                      9,175    Timken Co.                                                   293,784
                                                      4,902    Trinity Industries, Inc.                                     216,031
                                                                                                                       ------------
                                                                                                                          3,797,525
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                         5,021    Alexander & Baldwin, Inc.                                    272,339
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.4%                                         11,126    Belo Corp. Class A                                           238,208
                                                      4,243    Catalina Marketing Corp.                                     107,560
                                                      4,101    Emmis Communications Corp. Class A (a)                        81,651
                                                      4,545    Entercom Communications Corp. (a)                            134,850
                                                      6,817    Harte-Hanks, Inc.                                            179,901
                                                      5,262    Lee Enterprises, Inc.                                        194,220
                                                      2,731    Media General, Inc. Class A                                  138,462
                                                     11,655    The Reader's Digest Association, Inc. Class A                177,389
                                                      3,805    Scholastic Corp. (a)                                         108,481
                                                      5,767    Valassis Communications, Inc. (a)                            167,647
                                                        665    Washington Post Class B                                      508,725
                                                      8,007    Westwood One, Inc.                                           130,514
                                                                                                                       ------------
                                                                                                                          2,167,608
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%                                4,400    Steel Dynamics, Inc.                                         156,244
                                                      7,927    Worthington Industries, Inc.                                 152,278
                                                                                                                       ------------
                                                                                                                            308,522
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.7%                               13,413    Alliant Energy Corp.                                         376,100
                                                     42,835    Aquila, Inc. (a)                                             154,206
                                                     16,481    Energy East Corp.                                            375,767
                                                     13,819    MDU Resources Group, Inc.                                    452,434
                                                     12,379    NSTAR                                                        355,277
                                                     10,419    OGE Energy Corp.                                             279,125
                                                      8,374    PNM Resources, Inc.                                          205,079
                                                     13,505    Puget Energy, Inc.                                           275,772
                                                     13,016    SCANA Corp.                                                  512,570
                                                      8,726    Vectren Corp.                                                236,998
                                                      4,343    WPS Resources Corp.                                          240,211
                                                     13,429    Wisconsin Energy Corp.                                       524,537
                                                                                                                       ------------
                                                                                                                          3,988,076
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.4%                               4,976    99 Cents Only Stores (a)                                      52,049
                                                     12,213    Dollar Tree Stores, Inc. (a)                                 292,379
                                                     15,871    Saks, Inc. (a)                                               267,585
                                                                                                                       ------------
                                                                                                                            612,013
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%                             7,896    Zebra Technologies Corp. Class A (a)                         338,344
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.6%                    7,405    Arch Coal, Inc.                                              588,697
                                                     13,150    Denbury Resources, Inc. (a)                                  299,557
                                                      6,257    Forest Oil Corp. (a)                                         285,131
                                                     14,615    Newfield Exploration Co. (a)                                 731,773
                                                     20,065    Noble Energy, Inc.                                           808,620
                                                      3,524    Overseas Shipholding Group                                   177,574
                                                     15,122    Peabody Energy Corp.                                       1,246,355
                                                     14,654    Pioneer Natural Resources Co.                                751,311
                                                      9,054    Plains Exploration & Production Co. (a)                      359,715

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      6,739    Pogo Producing Co.                                      $    335,670
                                                      9,000    Quicksilver Resources, Inc. (a)                              378,090
                                                     19,100    Southwestern Energy Co. (a)                                  686,454
                                                      6,517    Western Gas Resources, Inc.                                  306,886
                                                                                                                       ------------
                                                                                                                          6,955,833
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                        6,330    Bowater, Inc.                                                194,458
                                                      4,325    P.H. Glatfelter Co.                                           61,372
                                                      3,227    Potlatch Corp.                                               164,512
                                                                                                                       ------------
                                                                                                                            420,342
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.8%                               12,248    Barr Pharmaceuticals, Inc. (a)                               762,928
                                                     25,598    IVAX Corp. (a)                                               801,985
                                                      3,883    Par Pharmaceutical Cos., Inc. (a)                            121,693
                                                      9,283    Perrigo Co.                                                  138,410
                                                     12,270    Sepracor, Inc. (a)                                           633,132
                                                     10,273    Valeant Pharmaceuticals International                        185,736
                                                                                                                       ------------
                                                                                                                          2,643,884
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 3.0%                                    9,886    AMB Property Corp.                                           486,095
                                                     12,725    Developers Diversified Realty Corp.                          598,330
                                                      6,264    Highwoods Properties, Inc.                                   178,211
                                                      7,930    Hospitality Properties Trust                                 317,993
                                                      9,798    Liberty Property Trust                                       419,844
                                                      6,700    The Macerich Co.                                             449,838
                                                      6,805    Mack-Cali Realty Corp.                                       293,976
                                                     12,280    New Plan Excel Realty Trust                                  284,650
                                                      8,316    Rayonier, Inc.                                               331,393
                                                      7,625    Regency Centers Corp.                                        449,494
                                                     15,875    United Dominion Realty Trust, Inc.                           372,110
                                                      9,275    Weingarten Realty Investors                                  350,688
                                                                                                                       ------------
                                                                                                                          4,532,622
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.8%                                    5,995    CNF, Inc.                                                    335,060
                                                     14,396    JB Hunt Transport Services, Inc.                             325,925
                                                      5,498    Swift Transportation Co., Inc. (a)                           111,609
                                                      5,833    Werner Enterprises, Inc.                                     114,910
                                                      6,606    Yellow Roadway Corp. (a)                                     294,694
                                                                                                                       ------------
                                                                                                                          1,182,198
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                       49,770    Atmel Corp. (a)                                              153,789
Equipment - 2.9%                                      2,983    Cabot Microelectronics Corp. (a)                              87,491
                                                     10,519    Credence Systems Corp. (a)                                    73,212
                                                      8,743    Cree, Inc. (a)(b)                                            220,673
                                                     15,287    Cypress Semiconductor Corp. (a)                              217,840
                                                     13,707    Fairchild Semiconductor International, Inc. (a)              231,785
                                                     23,020    Integrated Device Technology, Inc. (a)                       303,404
                                                      7,824    International Rectifier Corp. (a)                            249,586
                                                     17,763    Intersil Corp. Class A                                       441,943
                                                     15,779    Lam Research Corp. (a)                                       562,995
                                                     14,223    Lattice Semiconductor Corp. (a)                               61,443
                                                     18,750    MEMC Electronic Materials, Inc. (a)                          415,688
                                                      7,867    Micrel, Inc. (a)                                              91,257
                                                     23,896    Microchip Technology, Inc.                                   768,256
                                                     21,571    RF Micro Devices, Inc. (a)                                   116,699
                                                      8,507    Semtech Corp. (a)                                            155,338
                                                      5,064    Silicon Laboratories, Inc. (a)                               185,646
                                                     17,545    Triquint Semiconductor, Inc. (a)                              78,075
                                                                                                                       ------------
                                                                                                                          4,415,120
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.2%                                      30,821    Activision, Inc. (a)                                         423,480
                                                      2,000    Advent Software, Inc. (a)                                     57,820
                                                     32,929    Cadence Design Systems, Inc. (a)                             557,159

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      7,286    Fair Isaac Corp.                                        $    321,823
                                                      7,817    Jack Henry & Associates, Inc.                                149,148
                                                      5,902    Macrovision Corp. (a)                                         98,740
                                                     19,037    McAfee, Inc. (a)                                             516,474
                                                      9,543    Mentor Graphics Corp. (a)                                     98,675
                                                      7,476    RSA Security, Inc. (a)                                        83,955
                                                      5,648    The Reynolds & Reynolds Co. Class A                          158,539
                                                     10,439    Sybase, Inc. (a)                                             228,197
                                                     16,369    Synopsys, Inc. (a)                                           328,362
                                                      4,321    Transaction Systems Architects, Inc. Class A (a)             124,402
                                                      8,683    Wind River Systems, Inc. (a)                                 128,248
                                                                                                                       ------------
                                                                                                                          3,275,022
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 5.4%                              10,048    Abercrombie & Fitch Co. Class A                              654,929
                                                     12,175    Advance Auto Parts (a)                                       529,126
                                                      6,300    Aeropostale, Inc. (a)                                        165,690
                                                     15,085    American Eagle Outfitters                                    346,653
                                                      8,320    AnnTaylor Stores Corp. (a)                                   287,206
                                                      5,976    Barnes & Noble, Inc.                                         254,996
                                                      8,183    Borders Group, Inc.                                          177,326
                                                     12,061    Carmax, Inc. (a)                                             333,848
                                                     20,884    Chico's FAS, Inc. (a)                                        917,434
                                                     11,501    Claire's Stores, Inc.                                        336,059
                                                     18,125    Foot Locker, Inc.                                            427,569
                                                      7,100    GameStop Corp. Class A (a)(b)                                225,922
                                                     15,603    Michaels Stores, Inc.                                        551,878
                                                     12,823    O'Reilly Automotive, Inc. (a)                                410,464
                                                     16,341    PETsMART, Inc.                                               419,310
                                                      8,573    Pacific Sunwear of California, Inc. (a)                      213,639
                                                      7,845    Payless Shoesource, Inc. (a)                                 196,910
                                                      9,917    Pier 1 Imports, Inc.                                          86,575
                                                      8,182    Rent-A-Center, Inc. (a)                                      154,313
                                                     16,781    Ross Stores, Inc.                                            484,971
                                                     12,775    Urban Outfitters, Inc. (a)                                   323,335
                                                     13,369    Williams-Sonoma, Inc. (a)                                    576,872
                                                                                                                       ------------
                                                                                                                          8,075,025
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%               6,750    Polo Ralph Lauren Corp.                                      378,945
                                                      6,286    Timberland Co. Class A (a)                                   204,609
                                                                                                                       ------------
                                                                                                                            583,554
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.9%                    10,229    Astoria Financial Corp.                                      300,733
                                                      8,720    Independence Community Bank Corp.                            346,446
                                                      7,151    IndyMac Bancorp, Inc.                                        279,032
                                                     27,038    New York Community Bancorp, Inc.                             446,668
                                                     10,229    The PMI Group, Inc.                                          420,105
                                                      9,361    Radian Group, Inc.                                           548,461
                                                     10,013    Washington Federal, Inc.                                     230,199
                                                      6,164    Webster Financial Corp.                                      289,092
                                                                                                                       ------------
                                                                                                                          2,860,736
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                        2,752    Universal Corp.                                              119,327
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.8%              14,002    Fastenal Co.                                                 548,738
                                                      5,995    GATX Corp.                                                   216,300
                                                      7,000    MSC Industrial Direct Co. Class A                            281,540
                                                      7,299    United Rentals, Inc. (a)                                     170,724
                                                                                                                       ------------
                                                                                                                          1,217,302
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%                               14,001    Aqua America, Inc.                                           382,227
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                            6,158    Telephone & Data Systems, Inc.                               221,873
Services - 0.3%                                       5,583    Telephone & Data Systems, Inc. (Special Shares)              193,228
                                                                                                                       ------------
                                                                                                                            415,101
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks (Cost - $87,917,048) - 83.3%         125,389,500
-----------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2005

                                                 Beneficial
                                                   Interest    Short-Term Securities                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               $ 23,842,498    Merrill Lynch Liquidity Series,
                                                               LLC Cash Sweep Series I (c)                             $ 23,842,498
                                                  1,787,100    Merrill Lynch Liquidity Series,
                                                               LLC Money Market Series (c)(d)                             1,787,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Short-Term Securities
                                                               (Cost - $25,629,598) - 17.0%                              25,629,598
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Investments (Cost - $113,546,646*) - 100.3%        151,019,098

                                                               Liabilities in Excess of Other Assets - (0.3%)              (486,391)
                                                                                                                       ------------
                                                               Net Assets - 100.0%                                     $150,532,707
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) on investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 115,472,483
                                                                  =============
      Gross unrealized appreciation                               $  38,313,040
      Gross unrealized depreciation                                  (2,766,425)
                                                                  -------------
      Net unrealized appreciation                                 $  35,546,615
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net            Interest
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                          $ 11,949,104      $ 516,994
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                          $    362,350      $   7,853
      --------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.

      Financial futures contracts purchased as of December 31, 2005 were as follows:

      ------------------------------------------------------------------------------------
      Number of                               Expiration         Face          Unrealized
      Contracts    Issue                         Date            Value        Depreciation
      ------------------------------------------------------------------------------------
         68        S&P 400 MidCap Index       March 2006     $ 25,446,739     $  (177,939)
      ------------------------------------------------------------------------------------

      For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Portfolio Information as of December 31, 2005 (Unaudited)

                                                             Percentage of Total
      Sector Representation                                      Investments
      --------------------------------------------------------------------------
      Financials                                                    15.6%
      Consumer Discretionary                                        13.6
      Information Technology                                        12.8
      Industrials                                                   11.1
      Health Care                                                    9.7
      Energy                                                         8.0
      Utilities                                                      6.1
      Materials                                                      3.5
      Consumer Staples                                               2.3
      Telecommunication Services                                     0.3
      Other*                                                        17.0
      --------------------------------------------------------------------------
      *     Includes portfolio holdings in short-term investments.

      For Series compliance purposes, the Series' sector classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

                                                     Master Mid Cap Index Series

STATEMENT OF ASSETS AND LIABILITIES

              As of December 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
Assets:       Investments in unaffiliated securities, at value (including securities loaned
              of $1,718,241)(identified cost - $87,917,048) ....................................                      $ 125,389,500
              Investments in affiliated securities, at value (identified cost - $25,629,598) ...                         25,629,598
              Cash on deposit for financial futures contracts ..................................                          1,066,500
              Cash .............................................................................                              2,379
              Receivables:
                       Securities sold .........................................................   $   616,335
                       Contributions ...........................................................       213,473
                       Dividends ...............................................................       104,438
                       Securities lending ......................................................           397              934,643
                                                                                                   -----------
              Prepaid expenses .................................................................                              1,458
                                                                                                                      -------------
              Total assets .....................................................................                        153,024,078
                                                                                                                      -------------
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:  Collateral on securities loaned, at value ........................................                          1,787,100
              Payables:
                       Securities purchased ....................................................       314,985
                       Withdrawals... ..........................................................       286,107
                       Variation margin ........................................................        83,654
                       Other affiliates ........................................................         1,856
                       Investment adviser ......................................................         1,160              687,762
                                                                                                   -----------
              Accrued expenses .................................................................                             16,509
                                                                                                                      -------------
              Total liabilities ................................................................                          2,491,371
                                                                                                                      -------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:   Net assets .......................................................................                      $ 150,532,707
                                                                                                                      =============
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets    Investors' capital ...............................................................                      $ 113,238,194
Consist of:   Unrealized appreciation-net ......................................................                         37,294,513
                                                                                                                      -------------
              Net assets .......................................................................                      $ 150,532,707
                                                                                                                      =============
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

STATEMENT OF OPERATIONS

                           For the Year Ended December 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
Investment                 Dividends ..............................................................                     $ 2,065,438
Income:                    Interest from affiliates ...............................................                         516,994
                           Securities lending-net .................................................                           7,853
                                                                                                                       ------------
                           Total income. ..........................................................                       2,590,285
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:                  Professional fees ......................................................    $    43,787
                           Accounting services ....................................................         26,528
                           Custodian fees .........................................................         18,483
                           Investment advisory fees ...............................................         16,378
                           Printing and shareholder reports .......................................          6,517
                           Trustees' fees and expenses ............................................          2,265
                           Other ..................................................................         16,171
                                                                                                       -----------
                           Total expenses .........................................................                         130,129
                                                                                                                       ------------
                           Investment income-net ..................................................                       2,460,156
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Realized & Unrealized      Realized gain on:
Gain (Loss) - Net:              Investments-net ...................................................     11,310,248
                                Futures contracts-net .............................................      1,404,538       12,714,786
                                                                                                       -----------
                           Change in unrealized appreciation/depreciation on:
                                Investments-net ...................................................      4,714,665
                                Futures contracts-net .............................................       (540,766)       4,173,899
                                                                                                       -----------     ------------
                           Total realized and unrealized gain-net .................................                      16,888,685
                                                                                                                       ------------
                           Net Increase in Net Assets Resulting from Operations ...................                    $ 19,348,841
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                             For the
                                                                                                           Year Ended
                                                                                                          December 31,
                                                                                                -------------------------------
                   Increase (Decrease) in Net Assets:                                                2005              2004
-------------------------------------------------------------------------------------------------------------------------------
Operations:        Investment income-net ....................................................   $   2,460,156     $   1,569,203
                   Realized gain-net ........................................................      12,714,786         5,203,616
                   Change in unrealized appreciation/depreciation-net .......................       4,173,899        15,182,169
                                                                                                -------------     -------------
                   Net increase in net assets resulting from operations.. ...................      19,348,841        21,954,988
                                                                                                -------------     -------------
-------------------------------------------------------------------------------------------------------------------------------
Capital            Proceeds from contributions ..............................................      56,288,460       103,778,165
Transactions:      Fair value of withdrawals ................................................    (104,393,473)      (30,302,152)
                                                                                                -------------     -------------
                   Net increase (decrease) in net assets derived from capital transactions ..     (48,105,013)       73,476,013
                                                                                                -------------     -------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets:        Total increase (decrease) in net assets.. ................................     (28,756,172)       95,431,001
                   Beginning of year ........................................................     179,288,879        83,857,878
                                                                                                -------------     -------------
                   End of year ..............................................................   $ 150,532,707     $ 179,288,879
                                                                                                =============     =============
-------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

FINANCIAL HIGHLIGHTS

                  The following  ratios have                                      For the Year Ended December 31,
                  been derived from information provided          --------------------------------------------------------------
                  in the financial statements.                       2005           2004         2003           2002      2001
--------------------------------------------------------------------------------------------------------------------------------
Total Investment
Return:                                                               12.56%        16.41%       35.53%       (14.80%)      (.71%)
                                                                  =========     =========     ========      ========     =======
--------------------------------------------------------------------------------------------------------------------------------
Ratios to         Expenses, net of reimbursement ............           .08%          .09%         .17%          .08%        .08%
Average Net                                                       =========     =========     ========      ========     =======
Assets:           Expenses ..................................           .08%          .09%         .17%          .38%        .56%
                                                                  =========     =========     ========      ========     =======
                  Investment income-net .....................          1.50%         1.12%        1.06%         1.06%       1.23%
                                                                  =========     =========     ========      ========     =======
--------------------------------------------------------------------------------------------------------------------------------
Supplemental      Net assets, end of year (in thousands) ....     $ 150,533     $ 179,289     $ 83,858      $ 35,981     $ 5,602
Data:                                                             =========     =========     ========      ========     =======
                  Portfolio turnover ........................         23.06%        17.25%        8.25%        42.18%      99.59%
                                                                  =========     =========     ========      ========     =======
--------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Mid Cap Index Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Mid Cap Index Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Series securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees.

Master Mid Cap Index Series

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

            Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral.

Master Mid Cap Index Series

NOTES TO FINANCIAL STATEMENTS (concluded)

The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner of FAM.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

The Series has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM. Pursuant to that order, the Series also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market Series advised by FAM or its affiliates. For the year ended December 31, 2005, MLIM, LLC received $3,390 in securities lending agent fees.

For the year ended December 31, 2005, MLPF&S earned $2,002 in commissions on the execution of portfolio security transactions.

In addition, the Series reimbursed FAM $3,852 for certain accounting services for the year ended December 31, 2005.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, ML & Co., and/or MLIM, LLC.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2005 were $33,857,713 and $91,108,398, respectively.

4. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other Funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund Series shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2005. On November 23, 2005 the credit agreement was renewed for one year under substantially the same terms.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Mid Cap Index Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Mid Cap Index Series of the Quantitative Master Series Trust as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February  23, 2006

Officers and Trustees

                                                                                                       Number of
                                                                                                      Portfolios in   Other Public
                            Position(s)   Length                                                      Fund Complex    Directorships
                             Held with    Of Time                                                     Overseen by       Held by
   Name      Address & Age     Trust      Served      Principal Occupation(s) During Past 5 Years       Trustee         Trustee
====================================================================================================================================
Interested Trustees
====================================================================================================================================
Robert C.   P.O. Box 9011  President    2005 to    President of the MLIM/FAM-advised funds since    131 Funds       None
Doll, Jr.*  Princeton, NJ  and Trustee  present    2005; President of MLIM and FAM since 2001;      177 Portfolios
            08543-9011                             Co-Head (Americas Region) thereof from 2000 to
            Age: 51                                2001 and Senior Vice President from 1999 to
                                                   2001; President and Director of Princeton
                                                   Services, Inc. ("Princeton Services" since
                                                   2001; President of Princeton Administrators,
                                                   L.P. ("Princeton Administrators") since 2001;
                                                   Chief Investment Officer of Oppenheimer-Funds,
                                                   Inc. in 1999 and Executive Vice President
                                                   thereof from 1991 to 1999.

            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  MLIM or FAM act as an investment adviser. Mr. Doll is an "interested person," as described in the Investment
                  Company Act, of the Fund based on his current positions with MLIM, FAM, Princeton Services and Princeton
                  Administrators. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Trustee      2002 to    General Partner of The Burton Partnership,       23 Funds        Knology, Inc.,
Burton      Princeton, NJ               present    Limited partnership (an Investment Partnership)  42 Portfolios   (telecommunicat-
            08543-9095                             since 1979; Managing General Partner of The                      ions) Symbion,
            Age: 61                                South Atlantic Venture Funds, since 1983;                        Inc.
                                                   Member of the Investment Advisory Council of                     (healthcare)
                                                   the Florida State Board of Administration since
                                                   2001.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Trustee      2000 to    Professor of Finance and Economics, Graduate     23 Funds        None
Simon       Princeton, NJ               present    School of Business, Columbia University since    42 Portfolios
Hodrick     08543-9095                             1998.
            Age: 43
------------------------------------------------------------------------------------------------------------------------------------
John        P.O. Box 9095  Trustee      2005 to    President and Chief Executive Officer of         23 Funds        ABIOMED (medical
Francis     Princeton, NJ               present    Allmerica Financial Corporation (financial       42 Portfolios   device
O'Brien     08543-9095                             services holding company) from 1995 to 2002 and                  manufacturer),
            Age: 62                                Director from 1995 to 2003; President of                         Cabot
                                                   Allmerica Investment Management Co., Inc.                        Corporation
                                                   (investment adviser) from 1989 to 2002;                          (chemicals), LKQ
                                                   Director from 1989 to 2002 and Chairman of the                   Corporation
                                                   Board from 1989 to 1990; President, Chief                        (auto parts
                                                   Executive Officer and Director of First                          manufacturing)
                                                   Allmerica Financial Life Insurance Company from                  and TJX
                                                   1989 to 2002 and Director of various other                       Companies, Inc.
                                                   Allmerica Financial companies until 2002;                        (retailer)
                                                   Director since 1989, Member of the Governance
                                                   Nominating Committee since 2004, Member of the
                                                   Compensation Committee of ABIOMED since 1989
                                                   and Member of the Audit Committee of ABIOMED
                                                   from 1990 to 2004; Director and Member of the
                                                   Governance and Nomination Committee of Cabot
                                                   Corporation and Member of the Audit Committee
                                                   since 1990; Director and Member of the Audit
                                                   Committee and Compensation Committee of LKQ
                                                   Corporation since 2003; Lead Director of TJX
                                                   Companies, Inc. since 1999; Trustee of the
                                                   Woods Hole Oceanographic Institute since 2003.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                                                      Portfolios in   Other Public
                            Position(s)   Length                                                      Fund Complex    Directorships
                             Held with    Of Time                                                     Overseen by       Held by
   Name      Address & Age     Trust      Served      Principal Occupation(s) During Past 5 Years       Trustee         Trustee
====================================================================================================================================
Interested Trustees (concluded)
====================================================================================================================================
David H.    P.O. Box 9095  Trustee      2003 to    Consultant with Putnam Investments from 1993 to  23 Funds        None
Walsh       Princeton, NJ               present    2003 and employed in various capacities          42 Portfolios
            08543-9095                             therewith from 1973 to 1992; Director, The
            Age: 64                                National Audubon Society from 1998 to 2005;
                                                   Director, The American Museum of Fly Fishing
                                                   since 1997.

------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Trustee      2000 to    Managing Director of FGW Associates since 1997;  23 Funds        Watson
Weiss       Princeton, NJ               present    Vice President, Planning, Investment and         42 Portfolios   Pharmaceuticals,
            08543-9095                             Development of Warner Lambert Co. from 1979 to                   Inc.
            Age: 64                                1997; Director of Michael J. Fox Foundation for                  (pharmaceutical
                                                   Parkinson's Research since 2000; Director of                     company)
                                                   BTG International, Plc (a global technology
                                                   commercialization company) since 2001.
------------------------------------------------------------------------------------------------------------------------------------
            *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72
====================================================================================================================================
Trust Officers
====================================================================================================================================
Donald C.   P.O. Box 9011  Vice         1997 to    First Vice President of MLIM and FAM since 1997
Burke       Princeton, NJ  President    present    and Treasurer thereof since 1999; Senior Vice
            08543-9011     and          and        President and Treasurer of Princeton Services
            Age: 45        Treasurer    1999 to    since 1999 and Director since 2004; Vice
                                        present    President of FAM Distributors, Inc. ("FAMD")
                                                   since 1999 and Director since 2004; Vice
                                                   President of MLIM and FAM from 1990 to 1997;
                                                   Director of Taxation of MLIM from 1990 to 2001;
                                                   Vice President, Treasurer and Secretary of the
                                                   IQ Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Vincent J.  P.O. Box 9011  Vice         2005 to    Managing Director of MLIM since 2005; Director
Costa       Princeton, NJ  President    present    of MLIM from 1999 to 2005.
            08543-9011
            Age: 43
------------------------------------------------------------------------------------------------------------------------------------
Debra L.    P.O. Box 9011  Vice         2005 to    Director of MLIM since 1999.
Jelilian    Princeton, NJ  President    present
            08543-9011
            Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey L.  P.O. Box 9011  Vice         2005 to    Director of MLIM since 2004; Vice President of
Russo       Princeton, NJ  President    present    MLIM from 1994 to 2004.
            08543-9011
            Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O Box 9011   Chief        2004 to    Chief Compliance Officer of the
Hiller      Princeton, NJ  Compliance   present    MLIM/FAM-advised funds and First Vice President
            08534          Officer                 and Chief Compliance Officer of MLIM (Americas
            Age: 54                                Region) since 2004; Chief Compliance Officer of
                                                   the IQ Funds since 2004; Global Director of
                                                   Compliance at Morgan Stanley Investment
                                                   Management from 2002 to 2004; Managing Director
                                                   and Global Director of Compliance at Citigroup
                                                   Asset Management from 2000 to 2002; Chief
                                                   Compliance Officer at Soros Fund Management in
                                                   2000; Chief Compliance Officer at Prudential
                                                   Financial from 1995 to 2000; Senior Counsel in
                                                   the Division of Enforcement in Washington, D.C.
                                                   from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------

Officers and Trustees (concluded)

                            Position(s)   Length
                             Held with    Of Time
   Name      Address & Age     Trust      Served      Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Trust Officers (concluded)
====================================================================================================================================
Alice A.    P.O. Box 9011  Secretary    2004 to    Director (Legal Advisory) of MLIM since 2002;
Pellegrino  Princeton, NJ               present    Vice President of MLIM from 1999 to 2002;
            08543-9011                             Attorney associated with MLIM since 1997;
            Age: 45                                Secretary of MLIM, FAM, FAMD and Princeton
                                                   Services since 2004.
------------------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Trust serve at the pleasure of the Board of Trustees.

                  Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional
                  Information, which can be obtained without charge by calling 1-800-637-3863.

------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, NY 11245


Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) Laurie Simon Hodrick, (3) John F. O'Brien, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick qualifies as a financial expert pursuant to Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2005 - $27,000
                                  Fiscal Year Ending December 31, 2004 - $25,500

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2005 - $8,700
                                  Fiscal Year Ending December 31, 2004 - $8,000

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2005 - $5,577,771
             Fiscal Year Ending December 31, 2004 - $11,926,355

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,227,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Mid Cap Index Series of Quantitative Master Series Trust

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Mid Cap Index Series of Quantitative Master Series Trust

Date: February 21, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Mid Cap Index Series of Quantitative Master Series Trust

Date: February 21, 2006